U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2




1.       Name and address of issuer:        Evergreen American Retirement Trust
                                            200 Berkeley Street
                                            Boston, MA  02116


2.       Name of each series or class of funds for which this notice is filed:
                  Shares of beneficial interest,
                  Evergreen Small Cap Equity Fund
                  $.0001 par value
                  Class A, B and Y shares

3.       Investment Company Act File Number: 811-5434
         Securities Act File Number: 33-19317

4.       Last day of fiscal year for which this notice is filed:

                 July 31, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year, but before termination of the issuer's 24f-2 declaration:

                  Not applicable

6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable:

                  Not applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                    -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

                    -0-


9. Number and aggregate sale price of securities sold during the fiscal year:

                    3,579,686
                  $50,646,027

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                    3,579,686
                  $50,646,027

11: Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                       14,463
                  $   204,650

12.      Calculation of registration fee:

          (i)      Aggregate sale price of
                   securities sold during
                   the fiscal year in reliance
                   on Rule 24f-2 (from Item 10):         $  50,646,027
                                                         -------------

         (ii)      Aggregate price of shares
                   issued in connection with
                   dividend reinvestment plans
                   (from Item 11, if applicable):        +$    204,650
                                                         -------------

         (iii)     Aggregate price of shares
                   redeemed or repurchased
                   during the fiscal year (if
                   applicable):                          -$  8,771,326
                                                         -------------

         (iv)      Aggregate price of shares
                   redeemed or repurchased and
                   previously  applied as a
                   reduction to filing fees
                   pursuant to Rule 24e-2 (if
                   applicable):                          +           0
                                                         --------------

         (v)       Net aggregate price of
                   securities sold and issued
                   during the fiscal year in
                   reliance on Rule 24f-2 [line (i),
                   plus line (ii), less line
                   (iii), plus line (iv)]
                   if applicable):                       $  42,079,351
                                                         -------------

         (vi)      Multiplier prescribed by
                   Section 6(b) of the Secu-
                   rities Act of 1933 or other
                   applicable law or regulation          x      1/3300

        (vii)      Fee due [line (i) or line
                   (v) multiplied by line (vi)]          $      12,752
                                                         -------------

13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                           Not applicable

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                           September 29, 1997

                             JAMES P. WALLIN, ESQ.
                            2500 WESTCHESTER AVENUE
                            PURCHASE, NEW YORK 10577

                                          September 29, 1997

Evergreen Investment Trust
200 Berkeley Street
Boston, Massachusetts  10577

Dear Sirs:

     Evergreen American Retirement Trust, a Massachusetts business trust (the "Fund"), is filing with the Securities and Exchange Commission a Rule 24f-2 notice on Form 24f-2 containing the information specified in paragraph (b)(1) of Rule 24f-2 under the Investment Company Act of 1940 (the "Rule") with respect to its Evergreen Small Cap Equity Fund Series (the "Series"). I have been advised that in its Registration Statement on Form N-1A, the Fund filed the declaration authorized by paragraph (a)(1) of the Rule to the effect that an indefinite number of shares of beneficial interest of the Fund (the "Shares") were registered by the Registration Statement. The effect of the Rule 24f-2 Notice, when accompanied by the filing fee, if any, payable as prescribed by paragraph
(c) of the Rule and by the Opinion, will be to make definite in number the number of shares of beneficial interest of the Fund sold by the Series during the period ended July 31, 1997 in reliance upon the Rule (the "Rule 24f-2 Shares").

     I have, as counsel, participated in various proceedings relating to the Fund and to the Rule 24f-2 Shares. I have examined copies, either certified or otherwise proved to our satisfaction to be genuine, of the Fund's Declaration of Trust, as now in effect, the minutes of meetings of the Trustees of the Fund and other documents relating to the organization and operation of the Fund. I have also reviewed the form of the Rule 24f-2 Notice being filed by the Fund. I am generally familiar with the business affairs of the Fund.

     The Fund has advised me that the Rule 24f-2 Shares were sold in the manner contemplated by the prospectus of the Series current at the time of sale, and that the Rule 24f-2 Shares were sold for a consideration not less than the net asset value thereof as required by the Investment Company Act of 1940 and not less than the par value thereof.

     Based upon the foregoing, it is my opinion that the Rule 24f-2 Shares were legally issued and are fully paid and non-assessable. However, I note that as set forth in the Registration Statement, the Fund's shareholders might, under certain circumstances, be liable for transactions effected by the Fund.

     I hereby consent to the filing of this Opinon with the Securities and Exchange Commission together with the Rule 24f-2 Notice of the Fund, and to the filing of this Opinion under the securities laws of any state.

     I am a member of the Bar of the State of New York and do not hold myself out as being conversant with the laws of any jurisdiction other than those of the United States of America and the State of New York. I note that I am not licensed to practice law in The Commonwealth of Massachusetts, and to the extent that any opinion expressed herein involves the law of Massachusetts, such opinion should be understood to be based solely upon my review of the documents referred to above, the published statutes of that Commonwealth and, where applicable, published cases, rules or regulations of regulatory bodies of that Commonwealth.

                                             Very truly yours,


                                             /s/ James P. Wallin
                                             --------------------
                                             James P. Wallin

                                   SIGNATURES


         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.




         By (Signature and Title):           /s/ John J. Pileggi
                                             President and Treasurer



         Date: September 29, 1997




18758